CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 37,708	$ 26,341
Pool receivable from affiliates, net (note 8b)	7,481	9,101
Accounts receivable	7,633	4,523
Interest receivable on investment in term loans
Vessel held for sale (note 9)		9,114
Due from affiliates (note 8b)	20,981	24,787
Prepaid expenses	8,077	9,714
Investment in term loans (note 2)	122,841	119,385
Total current assets	204,721	202,965
Vessels and equipment
At cost, less accumulated depreciation of $227.4 million (2012-$203.6 million)	867,035	885,992
Loan to joint venture (note 3)	9,830	9,830
Investment in joint venture (note 3)	7,289	3,457
Other non-current assets	2,958	3,412
Total assets	1,091,833	1,105,656
Current
Accounts payable	2,098	3,346
Accrued liabilities	14,543	17,882
Current portion of long-term debt (note 4)	25,246	25,246
Current portion of derivative instruments (note 5)	7,184	7,200
Deferred revenue	1,302	4,564
Due to affiliates (note 8b)	22,375	3,592
Total current liabilities	72,748	61,830
Long-term debt (note 4)	704,968	710,455
Derivative instruments (note 5)	19,540	26,431
Other long-term debt	4,902	4,757
Total liabilities	802,158	803,473
Commitments and contingencies (note 3, 5 and 11)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 71.1 million class A and 12.5 million Class B shares issued and outstanding as of June 30, 2013 and December 31, 2012 (note 7)	672,744	672,560
Accumulated deficit	(383,069)	(370,377)
Total equity	289,675	302,183
Total liabilities and equity	$ 1,091,833	$ 1,105,656